Deferred income tax - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred tax liability (asset)	$ 534	$ 595	$ 604
Exchange differences	7	(1)
Tax losses
Deferred income tax
Deferred tax liability (asset)	$ (56)	(51)	$ (48)
Utilisation period for deferred tax assets	10 years
Exchange differences	$ (2)	1
Unremitted earnings from subsidiaries
Deferred income tax
Deferred tax liability (asset)	4	4
UK
Deferred income tax
Capital losses carried forward on which no deferred tax asset is recognised	372	346
UK | Tax losses
Deferred income tax
Deferred tax liability (asset)	(41)	(38)
Exchange differences	(3)	(3)
Certain jurisdictions | Tax losses
Deferred income tax
Tax losses for which deferred tax assets not recognized	397	303
Certain jurisdictions | Tax losses | Not later than 20 years
Deferred income tax
Tax losses for which deferred tax assets not recognized	$ 340
Certain jurisdictions | Tax losses | Not later than 21 years
Deferred income tax
Tax losses for which deferred tax assets not recognized		$ 254